UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

July 31, 2008

AMM FUNDS

PRESIDENT’S MESSAGE TO FELLOW

 SHAREHOLDERS

JULY 31, 2008

Dear Fellow Shareholders,

Fallen Angels is an old Wall Street term to describe securities that are depressed, but should rise again.  Based on our criteria, there are now an excess of attractive opportunities in the financial markets.   The magnitude of declines for income oriented securities has been startling.  In part, because we maintained very high levels of cash, The Fallen Angels Income Fund (NASDAQ FAINX) portfolio has declined less than it otherwise may have.  The same is true of The Fallen Angels Value Fund (NASDAQ FAVLX).  Our objective going forward is to do what we do best; buy high quality investments when they go on sale.  With a lot of "dry powder," we expect to be more fully invested sometime in the near future.

BUY FEAR, SELL EUPHORIA

For the fiscal year ended July 31, 2008, the Fallen Angels Income Fund has declined 11.74%, while the Fallen Angels Value Fund has declined 10.63%.  Like most disciplined bargain hunters, we waited patiently to purchase securities for the Funds’ portfolios, and they declined even further.  When this occurs during bear markets, it can really shake your confidence.  It's a natural human tendency is to extrapolate the past into the future, assuming irrationally that whatever has gone down will continue to fall further.  Recent events in the banking and financial sectors have created a wave of hysteria and alarm, and thousands of investors have wanted out at any price.  There have been hundreds of comparisons to "The Great Depression" as the press and public conjure up every worst case scenario imaginable.

FORCES THAT CREATE FALLEN ANGELS OPPORTUNITIES - THE THREE "I"s

Of the various forces that result in extremely depressed pricing opportunities, crashes and panics are the very best.  Warren Buffett once remarked that in every market cycle there are three "I"s.  The innovator is the first "I," followed by the imitator.  The third "I" in the cycle is the idiot.  During the last few years, many large investment banks created, sold and purchased for themselves irresponsible mortgage products.  They were the the third "I."  The consequences have been eerily similar to dozens of market panics in recent times.  2001, 1998, 1994, 1989, 1987, 1983, and 1975 were periods when people felt immobilized by fear.

AMM FUNDS

PRESIDENT’S MESSAGE TO FELLOW

 SHAREHOLDERS - CONTINUED

JULY 31, 2008

A U.S. TRADITION DATING BACK TO 1792 AND ALEXANDER HAMILTON

The Wall Street Journal's Michael M. Phillips recently outlined what has happened so many times throughout U.S. history when "the bubble pops, lenders freeze, depositors lose faith, and panic spreads."  Beginning with the panic of 1792 when George Washington was president, the United States has a long history of stepping in when nobody else will.  Back then, Treasury Secretary Hamilton coordinated a government bailout by borrowing money to buy troubled debt.  Today's officials are putting together a rescue package that will essentially do the same thing.  Similar panics drove prices to extreme levels again in 1819, 1841, 1907, 1933, and in 1989 due to the savings and loan crisis.

WHAT WE'VE LEARNED

Panics and shakeouts have produced many of the greatest opportunities for bargain hunters.  When the market had turned irrational or overly pessimistic was precisely the best time to be a buyer.  It's never easy to do, because what you buy during bear markets may fall even further.  Time is the value investor's ally, and we will continue to take advantage of opportunities on behalf of our shareholders during, what will no doubt be remembered as "The Panic of 2008."  When this cycle is over and a new one begins, it is our goal and objective to provide you with a bountiful harvest from today's crop of Fallen Angels.

Sincerely Yours,

Gabriel B. Wisdom Portfolio Manager / President AMM Funds	Michael J. Moore Portfolio Manager / Treasurer AMM Funds

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PERFORMANCE ILLUSTRATION

JULY 31, 2008

FUND/INDEX                                   1 YEAR    SINCE INCEPTION (11/10/2006)

The Fallen Angels Value Fund          (10.63) %                                            (7.39) %

S&P 500 Index                                   (11.09)%                                             (5.21) %

The chart assumes an initial gross investment of $10,000 made on 11/10/2006 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTORS SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED, THE RETURNS SHOWN DO NOT REFLECT EXPENSES WHICH HAVE BEEN DEDUCTED FROM THE FUNDS RETURN. THE FUNDS INVESTMENT OBJECTIVES, RISKS AND CHANGES AND EXPENSES MUST BE CONSIDERED CAREFULLY BEFORE INVESTING.  PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (866) 663-8023.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do no reflect any deductions for fees, expenses or taxes.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PERFORMANCE ILLUSTRATION

JULY 31, 2008

FUND/INDEX                                  SINCE INCEPTION (11/10/2006)            1 YEAR

The Fallen Angels Income Fund                       (11.46) %                                    (11.74)%

iBoxx $ Liquid High Yield Index                          1.18%                                        2.69%

Dow Jones Moderate Portfolio Index                     3.54%                                      (3.46)%

The chart assumes an initial gross investment of $10,000 made on 11/10/2006 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTORS SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED.  THE RETURNS SHOWN DO NOT REFLECT EXPENSES WHICH HAVE BEEN DEDUCTED FROM THE FUND’S RETURN.  THE FUNDS INVESTMENT OBJECTIVES, RISKS AND CHANGES AND EXPENSES MUST BE CONSIDERED CAREFULLY BEFORE INVESTING.  PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (866) 663-8023.

The iBoxx USD Liquid High Yield Index comprises the most liquid USD denominated sub-investment grade issues.  Markit iBoxx indices cover the cash bond market and provide a transparent view of the most actively traded portion of the market.  The indices are ideal benchmarks for professional use, as they comprise liquid investment grade issues.  Underlying bond prices and indices are available in real time for Euro and Sterling and end of day for USD and Asia.

The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. Investors can identify an appropriate benchmark as the index that has the most similar historic risk characteristics.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JULY 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JULY 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the class of securities the underlying securities represent as a percentage of the portfolio of investments.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008

Shares		Value

COMMON STOCKS - 63.14%

Accident & Health Insurance - 2.51%
4,000	StanCorp Financial Group, Inc.	$ 197,560
9,500	Unitedhealth Group, Inc.	266,760
		464,320
Beverages - 2.33%
6,000	Brown-Forman Corp. Class B	431,760

Computer Communications Equipment - 3.26%
14,000	Analog Devices, Inc.	427,140
8,000	Cisco Systems, Inc. *	175,920
		603,060
Crude Petroleum & Natural Gas - 8.27%
10,000	Chesapeake Energy Corp.	501,500
2,500	China Petroleum & Chemical Corp. ADR (China)	263,100
6,000	Denbury Resources Inc. *	168,840
3,000	Ensco International, Inc.	207,420
2,000	Occidental Petroleum Corp.	157,660
5,000	Petro-Canada (Canada)	231,150
		1,529,670
Electromedical & Electrotherapy - 2.28%
8,000	Medtronic Inc.	422,640

Electronic & Other Electrical - 1.83%
12,000	General Electric Co.	339,480

Finance Services - 1.79%
5,000	American Express Co.	185,600
10,000	Discover Financial Services	146,500
		332,100
Fire, Marine & Casualty Insurance - 3.45%
3	Berkshire Hathaway, Inc. Class A *	343,350
937	Alleghany Corp. *	295,408
		638,758
Leather & Leather Products - 0.83%
6,000	Coach, Inc. *	153,060

Men's & Boys' Furnishings - 1.54%
10,000	Cintas Corp.	284,400

* Non-income producing security during the period.

ADR- American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2008

Shares		Value

Motors & Generators - 1.58%
6,000	Emerson Electric Co.	292,200

National Bank - 1.02%
20,000	National Bank of Greece ADR (Greece)	188,000

Retail-Drug Stores And Proprietary Stores - 1.95%
10,500	Walgreen Co.	360,570

Retail-Eating & Drinking Place - 1.54%
20,000	Jamba, Inc. *	19,800
18,000	Starbucks Corp. *	264,420
		284,220
Retail-Family Clothing Store - 0.91%
12,000	American Eagle Outfitters, Inc.	168,000

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.12%
6,000	Procter & Gamble Co.	392,880

Services-Computer Programming - 3.04%
13,000	Cognizant Technology Solutions Corp. *	364,910
5,000	Infosys Technologies Ltd. ADR (India)	196,950
		561,860
Services-Consulting - 4.85%
12,000	Accenture Ltd. Class A	501,120
8,000	Satyam Computer Services Ltd. ADR (India)	170,720
20,000	Wipro Ltd. ADR (India)	225,200
		897,040
Services-Engineering, Accounting, Research, Management - 2.13%
12,000	Paychex, Inc.	395,040

Services-Information & Telecommunications - 2.27%
5,000	Perusahaan Perseroan Persero PT Telekomunikasi Indonesia TBK ADR (Indonesia)	164,900
12,000	SK Telecom Co. Ltd. ADR * (South Korea)	255,840
		420,740
Services-Logistics - 2.43%
5,000	Expeditors International of Washington, Inc.	177,550
15,000	UTI Worldwide, Inc.	272,850
		450,400

* Non-income producing security during the period.

ADR- American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2008

Shares		Value

Services-Software Design - 2.98%
6,000	Autodesk, Inc. *	191,340
14,000	Microsoft Corp.	360,080
		551,420
Services-Online Gaming - 0.98%
7,000	Shanda Interactive Entertainment Ltd. ADR * (China)	180,810

Surgical & Medical Instruments - 1.90%
5,000	3M Co.	351,950

Wholesale-Agricultural Chemicals - 0.55%
500	Potash Corp. of Saskatchewan, Inc. (Canada)	102,135

Wholesale-Groceries & Related - 2.15%
14,000	Sysco Corp.	397,040

Wholesale-Industrial Machinery - 1.29%
5,000	MSC Industrial Direct Co., Inc. Class A	238,500

Wholesale-Metals Service Centers & of Fices - 1.36%
4,000	Reliance Steel & Aluminum Co.	252,640

TOTAL FOR COMMON STOCKS (Cost $12,099,351) - 63.14%		11,684,693

EXCHANGE TRADED FUNDS - 13.72%
10,000	ishares Dow Jones US Pharmaceuticals	504,300
1,000	SPDR Gold Shares *	90,080
10,000	Ultra Dow 30 Proshares	607,800
10,000	Ultra QQQ Proshares	736,700
10,000	Ultra S&P 500 Proshares	600,700
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,618,088) - 13.72%		2,539,580

SHORT TERM INVESTMENTS - 21.13%
3,910,591	Fidelity Money Market Portfolio Class Select 2.52%** (Cost $3,910,591)	3,910,591

TOTAL INVESTMENTS (Cost $18,628,030) - 97.99%		18,134,864
OTHER ASSETS LESS LIABILITIES - 2.01%		372,643
NET ASSETS - 100.00%		$18,507,507

* Non-income producing security during the period.

ADR- American Depository Receipt.

** Variable rate security; the coupon rate shown represents the yield at July 31, 2008.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008

Shares		Value

CLOSED END MUTUAL FUNDS - 13.70%
10,000	Advantage Energy Income Fund (Canada)	$ 108,000
13,000	Advent Claymore Convert Securities & Inc. Fund	259,870
38,000	Alliance Bernstein Income Fund	308,940
5,000	Cohen & Steers Premium, Inc. Realty Fund	75,450
5,000	Cohen & Steers REIT & Preferred, Inc. Fund	94,850
10,000	First Trust Aberdeen	173,200
28,000	High Yield Plus Fund, Inc.	78,960
13,000	Hyperion Brookfield Total Return Fund	76,310
10,000	Nicholas Applegate Convertible	107,400
10,000	Nuveen Equity Premium Advantage Fund	149,100
20,000	Nuveen Pref & Con Inc Fund II	185,200
8,000	Nuveen Muni Advantage Fund	105,280
7,000	Templeton Emerging Markets Income	94,850
15,000	Western Asset Emerging Markets Income II Fund, Inc.	180,450
10,000	Western Asset Emerging Markets Debt Fund, Inc.	170,400
TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $2,601,566 ) - 13.70%		2,168,260

EQUITY SECURITIES - 21.56%
16,000	Alpine Total Dynamic	209,600
13,000	BlackRock Global Equity	175,760
15,000	BlackRock Income Trust	86,700
7,000	BlackRock Real Asset Equity	112,770
16,000	BlackRock World Investment Trust	233,920
25,000	DWS Multi-Market Income Trust	198,250
20,000	Eaton Vance Tax Managed Global Opportunity Fund	297,800
13,500	Eaton Vance Tax Managed Buy-Write Opportunity Fund	209,790
18,000	Eaton Vance Tax-Mana	267,300
35,000	Liberty All-Star Equity Fund	202,300
20,000	MFS Charter Income Trust	164,800
27,000	Putman Income Premier Income Trust	161,190
10,000	Penn West Energy Trust (Canada)	299,900
15,000	Royce Value Fund	235,200
4,606	S&P 500 Geared Fund, Inc.	68,353
45,000	Sea Containers Ltd. (Bermuda) *	1,800
2,000	Source Capital, Inc.	105,000
1,000	SPDR Gold Trust *	90,080
67,000	Zweig Fund, Inc.	290,780
TOTAL FOR EQUITY SECURITIES (Cost $3,940,378 ) - 21.56%		3,411,293

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2008

Shares		Value

PREFERRED SECURITIES - 21.52%
11,900	Allmerica Financial (Corts) 7.75%	217,413
4,800	AON Capital Trust A (Corts) 7.75%	99,600
9,800	Arch Cap Ltd Preferred 8.00%	227,164
7,300	BioMed Realty Trust 7.375%	140,160
5,812	Bristol-Meyers Squibb (Corts) 6.80%	133,908
5,000	Danaos Corp. (Greece)	106,950
7,000	Diana Shipping, Inc. (Greece)	213,010
3,200	Dpl Inc. 7.875%	76,032
4,700	Dpl, Inc.7.875%	113,928
4,000	Felcor Lodging Trust, Inc. 8.0%	60,400
8,400	Ford Motor Co (Cbtcs) 7.55%	105,168
9,600	Ford Motor Co 8.125%	108,480
6,000	General Motors 7.375% '51 Senior Notes	66,960
4,200	Hertz Corp. 7.00%	74,760
500	Hilton Hotels Corp 8.00%	12,500
12,300	Hospitality Property Trust 7.00%	199,014
30,000	ING Prime Rate Trust	163,200
6,200	JC Penney (Corts) 7.625%	130,572
6,000	LMG Pplus 6.70%	96,198
5,000	Morgan ST III 6.25%	94,750
5,000	Odyssey Re Holders Float US Lib + 325	90,800
16,600	Saturns Tribune Co. 7.00%	61,420
6,190	SunAmerica (Corts) 6.70%	113,587
9,400	Telephone & Data 7.60% 12/01/41	181,044
8,500	Unum Provident (Pplus) 7.40%	180,625
9,400	US Cellular 7.50% 6/15/34	199,280
25,000	Van Kampen Senoir Income Trust	137,250
TOTAL FOR PREFERRED SECURITIES (Cost $4,544,392 ) - 21.52%		3,404,173

SHORT TERM INVESTMENTS - 43.78%
6,926,104	Fidelity Money Market Portfolio Class Select 2.52%** (Cost $6,926,104)	6,926,104

TOTAL INVESTMENTS (Cost $18,012,440) - 100.56%		15,909,830

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56)%		(88,564)

NET ASSETS - 100.00%		$15,821,266

** Variable rate security; the coupon rate shown represents the yield at July 31, 2008.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2008

	Value Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $18,628,030 and $18,012,440)	$18,134,864	$15,909,830
Cash	4,000	2,000
Receivables:
Due From Broker	465,920	-
Dividends and Interest	22,193	45,770
Prepaid Expenses	15,041	15,655
Total Assets	18,642,018	15,973,255
Liabilities:
Payables:
Due To Broker	99,985	119,840
Shareholder Redemption	-	1,000
Accrued Management Fees	15,754	13,527
Accrued Administrative Fees	7,877	6,755
Other Accrued Expenses	10,895	10,867
Total Liabilities	134,511	151,989
Net Assets	$18,507,507	$15,821,266

Net Assets Consist of:
Paid In Capital	$20,408,614	$20,098,879
Accumulated Undistributed Net Investment Income	11,767	-
Accumulated Realized Loss on Investments	(1,419,707)	(2,175,003)
Unrealized Depreciation in Value of Investments	(493,167)	(2,102,610)
Net Assets, for 2,025,330 and 2,026,822 Shares Outstanding	$18,507,507	$15,821,266

Net Asset Value Per Share	$ 9.14	$ 7.81

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2008

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding of $2,017 and $44,637, respectively)	$ 230,623	$ 1,334,561
Interest	200,887	118,045
Total Investment Income	431,510	1,452,606

Expenses:
Advisory Fees (Note 3)	204,140	172,666
Administrative Fees	51,035	43,166
Distribution (12b-1) Fees	51,035	43,166
Transfer Agent Fees	9,386	9,386
Registration Fees	27,211	27,212
Custodian Fees	8,128	10,028
Audit Fees	10,427	10,527
Legal Fees	14,259	14,357
Trustee Fees	3,511	3,511
Fund Accounting Fees	21,000	21,000
Printing and Mailing Fees	2,400	2,422
Miscellaneous Fees	1,110	1,090
Insurance Fees	1,366	1,376
Total Expenses	405,008	359,907

Net Investment Income	26,502	1,092,699

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(1,631,640)	(2,145,550)
Capital Gain on Distributions from Portfolio Companies	-	78,929
Net Change in Unrealized Depreciation on Investments	(641,105)	(1,245,466)
Realized and Unrealized Loss on Investments	(2,272,745)	(3,312,087)

Net Decrease in Net Assets Resulting from Operations	$(2,246,243)	$(2,219,388)

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

JULY 31, 2008

	Year	Period *
	Ended	Ended
	7/31/2008	7/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 26,502	$ 243,034
Net Realized Gain (Loss) on Investments	(1,631,640)	211,933
Unrealized Appreciation (Depreciation) on Investments	(641,105)	147,939
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,246,243)	602,906

Distributions to Shareholders:
Net Investment Income	(187,015)	(70,755)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(187,015)	(70,755)

Capital Share Transactions (Note 5)	(482,815)	20,841,429

Total Increase (Decrease) in Net Assets	(2,916,073)	21,373,580

Net Assets:
Beginning of Period	21,423,580	50,000

End of Period (Including Undistributed Net Investment
Income of $11,766 and $172,279, respectively)	$18,507,507	$21,423,580

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

JULY 31, 2008

	Year	Period *
	Ended	Ended
	7/31/2008	7/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,092,699	$ 720,913
Net Realized Gain (Loss) on Investments	(2,145,550)	38,174
Capital Gain on Distributions from Portfolio Companies	78,929	-
Unrealized Depreciation on Investments	(1,245,466)	(857,145)
Net Decrease in Net Assets Resulting from Operations	(2,219,388)	(98,058)

Distributions to Shareholders:
Net Investment Income	(1,198,693)	(784,329)
Realized Gain (Loss)	(108,382)	-
Total Distributions Paid to Shareholders	(1,307,075)	(784,329)

Capital Share Transactions (Note 5)	743,019	19,437,097

Total Increase (Decrease) in Net Assets	(2,783,444)	18,554,710

Net Assets:
Beginning of Period	18,604,710	50,000

End of Period (Including Undistributed Net Investment
Income of $0 and $0, respectively)	$15,821,266	$18,604,710

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

FINANCIAL HIGHLIGHTS

JULY 31, 2008

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Year	Period *
	Ended	Ended
	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 10.32	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.01	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.10)	0.23
Total from Investment Operations	(1.09)	0.36

Distributions:
Net Investment Income	(0.09)	(0.04)
Realized Gains	0.00	0.00
Total from Distributions	(0.09)	(0.04)

Net Asset Value, at End of Period	$ 9.14	$ 10.32

Total Return ***	(10.63)%	3.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,507	$ 21,424
Before Waivers
Ratio of Expenses to Average Net Assets	1.99%	1.91%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	1.60%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.99%	1.74%	(a)
Ratio of Net Investment Income to Average Net Assets	0.13%	1.77%	(a)
Portfolio Turnover	451.20%	31.18%

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

JULY 31, 2008

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Year	Period *
	Ended	Ended
	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 9.54	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.56	0.48
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.61)	(0.45)
Total from Investment Operations	(1.05)	0.03

Distributions:
Net Investment Income	(0.62)	(0.49)
Realized Gains	(0.06)	-
Total from Distributions	(0.68)	(0.49)

Net Asset Value, at End of Period	$ 7.81	$ 9.54

Total Return ***	(11.65)%	0.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,822	$ 18,605
Before Waivers
Ratio of Expenses to Average Net Assets	2.09%	2.02%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	6.35%	6.64%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.09%	1.88%	(a)
Ratio of Net Investment Income to Average Net Assets	6.35%	6.78%	(a)
Portfolio Turnover	138.49%	96.47%

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2008

Note 1. Organization

The Fallen Angels Value Fund and the Fallen Angels Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Fallen Angels Value Fund’s investment objective is to seek long-term capital appreciation. The Fallen Angels Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees. For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional – size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2008

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts- Each Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2008

risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s  tax rules and rates.

New Accounting Pronouncements - The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on July 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 initially applied.  Management is currently evaluating the application of FAS 157 to Funds and will provide additional information in relation to FAS 157 on the Funds’ semi-annual financial statements for the period ending January 31, 2009.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Fallen Angels Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Fallen Angels Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management and Service Agreements

The Trust has a management agreement (the “Management Agreement”) with American Money Management, LLC (the “Advisor”) to furnish investment advisory and management services to the Funds.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the year ended July 31, 2008, the Advisor earned a fee of $204,140 and $172,666 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor $15,754 and $13,527 for the Value Fund and Income Fund, respectively, as of July 31, 2008.

 The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the period, the Advisor earned a fee of $51,035 and $43,166 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor $3,939 and $3,382 for the Value Fund and Income Fund, respectively, as of July 31, 2008.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the year ended July 31, 2008, the Plan accrued fees of $51,035 and $43,166 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $3,938 and $3,373 for the Value Fund and Income Fund, respectively as of July 31, 2008.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at July 31, 2008 was $20,408,614 and $20,098,879 representing 2,025,330 and 2,026,822 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the period ended July 31, 2008 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	294,361	$2,927,460	376,583	$3,361,619
Shares issued in reinvestment of distributions	18,608	187,015	147,051	1,303,019
Shares redeemed	(362,874)	(3,597,290)	(446,254)	(3,921,619)
Net Increase (decrease)	(49,905)	$(482,815)	(77,380)	$743,019

Paid in capital at July 31, 2007 was $20,891,429 and $19,487,097 representing 2,075,235 and $1,949,441 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the period ended July 31, 2007 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	2,277,564	$22,955,080	2,156,956	$21,569,687
Shares issued in reinvestment of distributions	7,047	70,755	79,371	784,267
Shares redeemed	(214,376)	(2,184,406)	(291,886)	(2,916,857)
Net Increase	2,070,235	$20,841,429	1,944,441	$19,437,097

Note 6. Investment Transactions

For the period ended July 31, 2008, purchases and sales of investment securities other than U.S. Government obligations aggregated $70,075,193 and $69,833,533 for the Value Fund and $19,508,295 and $24,490,767 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively for each Fund.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at July 31, 2008 was $19,139,945 for the Value Fund and $18,022,006 for the Income Fund.

At July 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Value Fund
Appreciation	Depreciation	Net Appreciation(Depreciation)
$138,175	($1,137,705)	($999,530)

Income Fund
Appreciation	Depreciation	Net Appreciation(Depreciation)
$9,069	($2,121,244)	($2,112,175)

The difference between book and tax cost for the Funds represents wash sales transactions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Value Fund
Undistributed ordinary income	$11,766
Accumulated net realized losses from investments	(326,583)*
Unrealized depreciation on investments	(493,167)

* The Value Fund has elected to push $581,209 of post October 2007 losses to fiscal year 2009.

Income Fund
Undistributed ordinary income	$0
Accumulated net realized losses from investments	(15,492)
Unrealized depreciation on investments	(2,102,610)

* The Income Fund has elected to push $2,078,952 of post October 2007 losses to fiscal year 2009.

The Funds paid income distributions of $0.0918 and $0.62 per share for total distributions of $187,015 and $1,198,693 for the Value Fund and Income Fund for the period ended July 31, 2008.  The Income Fund paid a short term capital gain of $0.0567 for a total distribution of $108,382.

The tax character of the distributions paid was as follows:

	Value Fund	Income Fund
Ordinary Income	$187,015	$1,198,693
Capital Gains	$0	$108,382

The accumulated loss carryovers as of July 31, 2008 expire as follows:

	Value Fund	Income Fund
2016	$326,583	$15,492

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2008, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 96.44% and 93.46% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JULY 31, 2008

To the Shareholders and Board of Trustees of AMM Funds

We have audited the accompanying statements of assets and liabilities of The Fallen Angels Value Fund and The Fallen Angels Income Fund (the “Funds”), both a series of AMM Funds, including the schedules of investments as of July 31, 2008 and the related statements of operations for the period then ended, and changes in net assets and financial highlights for the period then ended and for the period November 10, 2006 (commencement of investment operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of July 31, 2008, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fallen Angels Value Fund and The Fallen Angels Income Fund (the “Funds”), both a series of AMM Funds, as of July 31, 2008, the results of their operations and changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

September 24, 2008

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

EXPENSE ILLUSTRATION

JULY 31, 2008 (UNAUDITED)

Expense Example

As a shareholder of the Fallen Angels Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2008 through July 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

EXPENSE ILLUSTRATION - CONTINUED

JULY 31, 2008 (UNAUDITED)

Fallen Angels Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	2/1/2008	7/31/2008	2/1/2008 to 7/31/2008

Actual	$1,000.00	$954.07	$9.57
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.07	$9.87

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Fallen Angels Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	2/1/2008	7/31/2008	2/1/2008 to 7/31/2008

Actual	$1,000.00	$943.56	$10.10
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.67	$10.27

* Expenses are equal to the Fund's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

TRUSTEES AND OFFICERS

JULY 31, 2008 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

TRUSTEES AND OFFICERS

JULY 31, 2008 (UNAUDITED)

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 42	Trustee since August 2006.	2

Management Consultant, self-employed (2002-present); Consultant, East Bay Small Business Development Center (2007-present); Consultant, Pyxis (2/2002-4/2002) (medical equipment); Product Manager, Supplypro (2000-2001) (industrial supply)

Ingram S. Chodorow Placontrol, Inc. 12760 High Bluff Drive Suite 210 San Diego, CA 92130 Age: 69	Trustee since August 2006.	2

President/CEO, Placontrol, Inc. (1973-present) (manufacturing and marketing dental flossers); CEO, Redfield Corp. (1987-2002) (manufacturing and marketing medical devices); CEO/President, Technalytics, Inc. (1969-present) (medical patents licensing)

Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 Age: 51	Trustee since August 2006.	2

Management consultant, self-employed (1990-present); Partner, Venture Management Associates (1999-2003) (investment banking, corporate development); Director, Garden Fresh Restaurant Corp (1986-1990) (restaurant chain), Consultant, Bain & Company (1983-1986).

Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 46	Trustee since August 2006.	2

President/CEO, BottomLine Marketing (2001-present) (marketing); Senior Vice President, Marketing and Product Management, Hasbro, Inc. (Wizards of the Coast), (media/entertainment); (2002-2003); CEO, iGrapevine, ideaEdge Ventures (2001-2002); NewsCorp (1997-2000); Savoy Brands (1994-1997); PepsiCo (1987-1994)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

TRUSTEES AND OFFICERS - CONTINUED

JULY 31, 2008 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 58	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Age 32	Treasurer since August 2006.	N/A	Chief Investment Officer, American Money Management (2001 to present);
Joseph D. Dang P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 31	Secretary since June 2006; CCO since August 2006.	N/A

Counsel and Chief Compliance Officer, American Money Management, LLC (2005 to present); Financial Analyst/Financial Planner, Ayco (financial planning subsidiary of Goldman Sachs) (2004 to 2005); Contract Attorney (2003; 4/2005-7/2005); University of San Diego School of Law (1999 to 2002)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION - CONTINUED

JULY 31, 2008 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 663-8023.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of  ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third part.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)  Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)  Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)  Compliance with applicable governmental laws, rules, and regulations;

(4)  The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)  Accountability for adherence to the code.

(c)  Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)  Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)  Not applicable.

(f)  Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board has determined that no one on the committee qualified as a financial expert; however the Board also determined that collectively the Audit Committee members have the requisite knowledge and experience to perform the Audit Committee duties.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$19,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2008

$ 3,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2008

$ 3,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of  July 22, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: October 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date October 9, 2008

By /s/Michael Moore

      Michael Moore

      Treasurer

Date October 9, 2008